Note 10 - Commitments and Contingencies (Details Textual)	3 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2016 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2016 CAD	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($)	Sep. 30, 2015 USD ($)
Allocated Share-based Compensation Expense		$ 450,566
Employee Stock Option [Member]
Allocated Share-based Compensation Expense				$ 190,751	$ 85,168
Officer [Member] | Employment Agreement [Member]
Monthly Salary Agreement Amount				$ 6,489
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures | shares				75,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Value				$ 64,223
Allocated Share-based Compensation Expense				$ 53,519
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number | shares				250,000
Compensation of Rendered Service	$ 2,000
Accrued Salaries		20,600				$ 0
Officer [Member] | Employment Agreement [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period				10 years
Officer [Member] | Employment Agreement [Member] | Range One [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price | $ / shares				$ 0.26
Officer [Member] | Employment Agreement [Member] | Range Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price | $ / shares				1
Officer [Member] | Employment Agreement [Member] | Range Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price | $ / shares				$ 1.25
Stockholder [Member] | Consulting Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number | shares				150,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period				10 years
Compensation of Rendered Service | CAD			CAD 3,000
Accrued Salaries		1,619
Increase (Decrease) in Accrued Salaries		18,122
Compensation		$ 1,619
Stockholder [Member] | Consulting Agreement [Member] | Range One [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price | $ / shares				$ 1
Stockholder [Member] | Consulting Agreement [Member] | Range Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price | $ / shares				$ 1.25